Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 2,314,740	$ 6,040,394
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	749,357	698,781
Amortization of right-of-use assets	265,212	323,592
Plant and equipment written off		3,696
Share of net loss from equity investees	7,800	29,321
Changes in operating assets and liabilities:
Accounts receivable	(308,607)	3,413,201
Advanced to suppliers	(2,431,474)	1,628,709
Prepaid expenses and other current assets	(664,369)	324,772
Accounts payable	552,259	(8,364,239)
Accrued expenses and other current liabilities	64,593	(278,299)
Contract liabilities	511,593	99,792
Operating lease liabilities	(336,202)	(351,897)
Taxes payable	30,817	111,878
NET CASH PROVIDED BY OPERATING ACTIVITIES	755,719	3,679,701
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of plant and equipment	(15,689)	(104,716)
Purchase of intangible assets	(213,752)	(301,644)
NET CASH USED IN INVESTING ACTIVITIES	(229,441)	(406,360)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net cash paid on reverse recapitalization	(2,495,690)
Net cash paid for public offering	(1,077,260)	(837,140)
Repayment to related parties	(108,298)
NET CASH USED IN FINANCING ACTIVITIES	(3,681,248)	(837,140)
EFFECT OF EXCHANGE RATE CHANGE ON CASH	43,385	68,957
NET CHANGE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(3,111,585)	2,505,158
CASH, CASH EQUIVALENTS AND RESTRICTED CASH — beginning of the period	18,820,140	16,017,992
CASH, CASH EQUIVALENTS AND RESTRICTED CASH — end of the period	15,708,555	18,523,150
Reconciliation of cash to the consolidated balance sheets:
Cash and cash equivalents	15,703,740	18,515,638
Restricted cash	4,815	7,512
Total cash, cash equivalents and restricted cash	15,708,555	18,523,150
Supplemental disclosures of cash flow information:
Cash paid for income tax	124,539	85,066
Cash paid for interest	3,406	472
Supplemental disclosures of non-cash flow information:
Lease liabilities arising from obtaining operating lease right-of-use assets	$ 353,370	$ 771,267